One Financial Plaza, Hartford, CT 06103 | 800.248.7971 | Virtus.com

1933 Act/Rule 485(a)

November 28, 2023

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE:	Virtus Opportunities Trust
File Nos. 033-65137 and 811-7455
Post-Effective Amendment No. 132

To The Commission Staff:

On behalf of Virtus Opportunities Trust (the “Trust” or “Registrant”), transmitted herewith for filing under Rule 485(a) under the Securities Act of 1933 and the Investment Company Act of 1940, is Post-Effective Amendment No. 132 of the Registrant’s Registration Statement on Form N-1A.

This amendment contains disclosure changes to the non-fundamental investment policy of Virtus Emerging Markets Opportunities Fund that are anticipated to occur in January 2024, as a result from subadviser changes taking place on December 27, 2023.

Please contact the undersigned at (860) 263-4790 if you have any questions concerning this amendment.

Very truly yours,

/s/	Jennifer Fromm
Jennifer Fromm
Vice President and Chief Legal Officer
Virtus Mutual Funds

cc: Ralph Summa

Securities distributed by VP Distributors, LLC